Finance Income and Finance Costs	12 Months Ended
Mar. 31, 2020
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Finance Income and Finance Costs
(22) Finance Income and Finance Costs
Finance income and finance costs for the years ended March 31, 2018, 2019 and 2020 consist of the followin
g
:

	Yen (millions)
	2018	2019	2020
Interest income:
Financial assets measured at amortized cost	¥39,645	¥46,862	¥47,679
Financial assets measured at fair value through other comprehensive income	—	323	249
Financial assets measured at fair value through profit or loss	1,546	1,433	1,484

Total	41,191	48,618	49,412

Interest expense:
Financial liabilities measured at amortized cost	(12,970)	(13,217)	(15,624)
Other	—	—	(9,065)
Total	(12,970)	(13,217)	(24,689)
Other, net:
Dividends received:
Financial assets measured at fair value through other comprehensive income	4,708	5,056	5,169
Financial assets measured at fair value through profit or loss	15	21	25
Gains (losses) on derivatives:
Financial assets and financial liabilities measured at fair value through profit or loss	67,132	(54,897)	(19,270)
Gains (losses) on foreign exchange	(69,197)	31,266	(24,942)
Other	2,893	7,331	6,373

Total	5,551	(11,223)	(32,645)

Total	¥33,772	¥24,178	¥(7,922)